Condensed Group Statement of Comprehensive Income - USD ($) $ in Millions		6 Months Ended
		Jun. 27, 2026	Jun. 28, 2025
Condensed Group Statement of Comprehensive Income
Attributable profit for the period	[1]	$ 303	$ 293
Items that will not be reclassified to income statement
Remeasurement of net retirement benefit obligations		(1)	4
Taxation on other comprehensive income			(2)
Total items that will not be reclassified to income statement		(1)	2
Items that may be reclassified subsequently to income statement
Gain/(loss) arising in the period		27	(47)
Gain recycled to income statement in the period			(5)
Exchange (loss)/gain on translation of foreign operations		(45)	261
Exchange gain/(loss) arising on hedging instruments		25	(68)
Taxation on other comprehensive income		(5)	9
Total items that may be reclassified subsequently to income statement		2	150
Other comprehensive income for the period, net of taxation	[1]	1	152
Total comprehensive income for the period	[1]	$ 304	$ 445

[1]	Attributable to the equity holders of the parent and wholly derived from continuing operations.